Restricted Bank Deposits and Short-term Bank Deposits - Summary of Restricted Bank Deposits and Short-term Bank Deposits (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits with original maturity over a year		¥ 3
Restricted bank deposits	¥ 51	40
Restricted bank deposits and short-term bank deposits	¥ 51	¥ 43